Cover Page	9 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Registrant Name	ALGOMA STEEL GROUP INC.
Entity Central Index Key	0001860805
Entity File Number	001-40924
Document Annual Report	true
Document Registration Statement	false
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	105 West Street
Entity Address, State or Province	ON
Entity Address, City or Town	Sault Ste. Marie
Entity Address, Country	CA
Entity Address, Postal Zip Code	P6A 7B4
City Area Code	705
Local Phone Number	945-2351
Entity Common Stock, Shares Outstanding	104,858,802
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Toronto, Canada
ICFR Auditor Attestation Flag	true
Audited Annual Financial Statements	true
Annual Information Form	true
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Algoma Steel USA Inc.
Entity Address, Address Line One	1209 Orange Street
Entity Address, State or Province	DE
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19801
City Area Code	705
Local Phone Number	945-2351
Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	ASTL
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable forone Common Share at an exercise price ofUS$11.50 per share
Trading Symbol	ASTLW
Security Exchange Name	NASDAQ